INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
The partnership is a flow-through entity for tax purposes. However, income taxes are recognized for the amount of taxes payable by the primary holding subsidiaries of the partnership (“Holding Entities”), any direct or indirect corporate subsidiaries of the Holding Entities and for the impact of deferred tax assets and liabilities related to such entities.

The components of net deferred tax liability are presented as follows:

(US$ Millions)	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets:
Non-capital losses (Canada)	$172	$174
Capital losses (Canada)	—	—
Net operating losses (United States)	760	672
Non-capital losses (foreign)	90	114
Tax credit carryforwards	33	35
Capital losses (United States)	336	685
Other	13	65
	1,404	1,745
Deferred income tax (liabilities):
Properties	(3,899)	(5,202)
	(3,899)	(5,202)
Net deferred tax (liability)	$(2,495)	$(3,457)
The changes in deferred tax balances are presented as follows:

		Recognized in
(US$ Millions)	Dec. 31, 2023	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2024
Deferred tax assets	$1,745	$(260)	$—	$—	$(10)	$(71)	$1,404
Deferred tax (liabilities)	(5,202)	164	—	—	135	1,004	(3,899)
Net deferred tax (liability)	$(3,457)	$(96)	$—	$—	$125	$933	$(2,495)

		Recognized in
(US$ Millions)	Dec. 31, 2022	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2023
Deferred tax assets	$1,691	$8	$7	$—	$33	$6	$1,745
Deferred tax (liabilities)	(4,755)	546	1	3	(80)	(917)	(5,202)
Net deferred tax (liability)	$(3,064)	$554	$8	$3	$(47)	$(911)	$(3,457)

During 2024, the partnership and its subsidiaries have deconsolidated its interest in its BSREP IV investment resulting in a derecognition of net deferred tax liabilities of approximately $890 million reflected in other balance sheet activity above. During 2023, the partnership and its subsidiaries acquired an interest in the foreign investments owned by BSREP IV resulting in a recognition of net deferred tax liabilities of approximately $880 million reflected in other balance sheet activity above.

The Holding Entities and their Canadian subsidiaries have deferred tax assets of $172 million (December 31, 2023 - $174 million) related to non-capital losses that will begin to expire in 2032, and nil (December 31, 2023 - nil) related to capital losses that have no expiry. The Holding Entities and their U.S. subsidiaries have deferred tax assets of $760 million (December 31, 2023 - $672 million) related to net operating losses that will begin to expire in 2026. The Holding Entities and their U.S. subsidiaries have deferred tax assets of $336 million (December 31, 2023 - $685 million) related to capital losses which will begin to expire in 2025. The holding entities and their foreign subsidiaries, mainly in India, South Korea and the United Kingdom, have deferred tax assets of $90 million (December 31, 2023 - $114 million) related to non-capital losses which will begin to expire in 2025.

The gross deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized are as follows:

(US$ Millions)	Dec. 31, 2024	Dec. 31, 2023
Unused tax losses - gross
Net operating losses (United States)	$—	$24
Capital losses (foreign)	4	25
Net operating losses (foreign)	355	548
Other unrecognized tax attributes	37	37
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$396	$634

The Holding Entities, their U.S. subsidiaries, and foreign subsidiaries have gross deductible temporary differences, unused tax losses, and unused tax credits which have not been recognized of $396 million (December 31, 2023 - $634 million) related mostly to net operating losses and capital losses. Approximately $43 million of the foreign net operating losses will expire by 2028. The remaining foreign net operating losses have no expiry.

The aggregate amount of gross temporary differences associated with investments and interests in joint arrangements in subsidiaries for which deferred tax liabilities have not been recognized as of December 31, 2024 is approximately $346 million (December 31, 2023 - $599 million).
The major components of income tax expense include the following:

(US$ Millions) Years ended Dec. 31,	2024	2023	2022
Current income tax expense	$193	$135	$163
Deferred income tax expense (benefit)	96	(554)	118
Income tax expense	$289	$(419)	$281

The increase in income tax expense for the year ended December 31, 2024 compared to the prior year is primarily due to an increase in pre-tax income, restructuring of certain subsidiaries, and tax expense uncorrelated with accounting income. The partnership has applied the temporary mandatory relief from recognizing and disclosing information about deferred taxes related to the global minimum top-up tax. The global minimum top-up tax did not have a significant impact on the current tax expense of the partnership.

Years ended Dec. 31,	2024	2023	2022
Statutory income tax rate	26%	26%	26%
Increase (decrease) in rate resulting from:
International operations subject to different tax rates	(22)%	(12)%	(7)%
Non-controlling interests in income of flow-through entities	(12)%	(9)%	(2)%
Change in tax rates applicable to temporary differences in other jurisdictions	—	14%	4%
Tax expense uncorrelated with accounting income	(8)%	—	—
Other	(1)%	(1)%	1%
Effective income tax rate	(17)%	18%	22%

As the partnership is not subject to tax, the analyses used the applicable Canadian blended Federal and Provincial tax rate as the statutory income tax rate.